Segment Information (Details) - PELICAN ACQUISITION CORPORATION - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2026
General and administrative expenses	$ 43,064	$ 1,100,206
Interest earned on investments held in Trust Account		$ 2,344,774